Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of common stock option activity

	Three Months Ended March 31,
	2017		2016
	Number of Shares	Weighted-Average Exercise Price per Share	Number of Shares	Weighted-Average Exercise Price per Share
Stock Option Activity
Outstanding, beginning of period	835,786	$11.00	840,298	$11.00
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited	—	$—	(2,112)	$11.00
Outstanding, end of period	835,786	$11.00	838,186	$11.00
Exercisable, end of period	835,786	$11.00	44,442	$11.00
A summary of the Company’s common stock option activity as of and for the year ended December 31, 2016, 2015 and 2014 is presented below:

	Year Ended December 31,
	2016		2015		2014
	Number of Shares	Weighted-Average Exercise Price per Share	Number of Shares	Weighted-Average Exercise Price per Share	Number of Shares	Weighted-Average Exercise Price per Share
Outstanding Stock Option Activity
Outstanding, beginning of period	840,298	$11.00	846,874	$11.00	—	$—
Granted	—	$—	—	$—	872,683	$11.00
Exercised	—	$—	(1,584)	$11.00	—	$—
Forfeited	(4,512)	$11.00	(4,992)	$11.00	(25,809)	$11.00
Outstanding, end of period	835,786	$11.00	840,298	$11.00	846,874	$11.00
Exercisable, end of period	42,042	$11.00	23,133	$11.00	—	$—

Summary of restricted stock units

	Three Months Ended March 31,
	2017		2016
	Number of Shares	Weighted-Average Grant-Date Fair Value per Share	Number of Shares	Weighted-Average Grant-Date Fair Value per Share
Restricted Stock Unit Activity
Outstanding, beginning of period	474,989	$10.66	308,386	$14.20
Granted	293,223	$10.67	409,509	$10.05
Vested	(204,846)	$10.60	(226,516)	$14.15
Forfeited	(3,102)	$11.11	(3,980)	$13.68
Outstanding, end of period	560,264	$10.68	487,399	$10.74
A summary of the Company’s restricted stock units activity as of and for the year ended December 31, 2016, 2015 and 2014 is presented below:

	Year Ended December 31,
	2016		2015		2014
	Number of Shares	Weighted-Average Grant-Date Fair Value per Share	Number of Shares	Weighted-Average Grant-Date Fair Value per Share	Number of Shares	Weighted-Average Grant-Date Fair Value per Share
Restricted Stock Units Activity
Outstanding, beginning of period	308,386	$14.20	112,233	$11.36	—	$—
Granted	414,045	$10.05	294,355	$14.46	118,937	$11.34
Vested	(231,633)	$14.22	(85,386)	$11.48	—	$—
Forfeited	(15,809)	$11.62	(12,816)	$13.44	(6,704)	$11.00
Outstanding, end of period	474,989	$10.66	308,386	$14.20	112,233	$11.36

Summary of stock-based compensation expense

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Expense related to:
Stock options	$11	$262
Restricted stock units	600	723
	$611	$985
The expense related to the Company's stock-based compensation programs, included in general and administrative expense in the accompanying consolidated statements of operations, was as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Expense related to:
Equity based incentive units	$—	$—	$317
Stock options	1,054	1,184	1,128
Restricted stock units	2,417	2,700	877
	$3,471	$3,884	$2,322

Schedule of valuation assumptions
The following table presents details of the assumptions used to calculate the weighted-average grant date fair value of common stock options granted by the Company:

	Year Ended December 31,
	2016	2015	2014
Expected term (in years)	4.3	4.3	4.3
Expected volatility	49.0%	49.0%	49.0%
Risk-free interest rate	1.2%	1.2%	1.2%
Expected dividends	—	—	—
Weighted-average grant date fair value per share	$4.43	$4.43	$4.43
The following table presents details of the assumptions used to calculate the re-measurement date fair value of common stock options granted to Mr. Davis by the Company in accordance with ASC 505-50 as discussed in Note 1:

	Year Ended December 31,
	2016	2015
Expected term (in years)	1.1	2.1
Expected volatility	36.7%	28.2%
Risk-free interest rate	0.9%	1.1%
Expected dividends	—	—
Re-measurement date fair value per share	$2.14	$3.21